Risk/Return Detail Data - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO	Apr. 02, 2024
Risk/Return:
Registrant Name	Fidelity Hereford Street Trust
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Government Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Government Money Market Fund and Fidelity® Money Market Fund June 29, 2023 Premium Class Prospectus
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Risk Money Market Fund May Not Preserve Dollar [Text]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.